Intangible Asset, Net	12 Months Ended
Dec. 31, 2025
Intangible Asset, Net [Abstract]
Intangible asset, net
9.	Intangible asset, net

Intangible asset, net consists of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(2,881,629)	(3,867,473)
Intangible asset, net	46,745,444	45,759,600

Amortization expense for the years ended December 31, 2023, 2024 and 2025 amounted to RMB985,844, RMB985,844 and RMB985,844, respectively.

As of December 31, 2024 and 2025, land use right with net book value of RMB46,745,444 and RMB45,759,600 was pledged as collateral under a loan arrangement (also see Note 12).

As of December 31, 2025, the future estimated amortization expenses are as below.

Years ended December 31,	Estimated amortization expense
RMB
2026	985,844
2027	985,844
2028	985,844
2029	985,844
2030	985,844
Thereafter	40,830,380
Total	45,759,600